Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue
License revenue	$ 14,556,923	$ 0	$ 0
Other income
Research material sales	38,607	59,709	119,089
Grant income	5,338,572	4,974,823	3,722,788
Net gain on foreign exchange	1,229,851	0	113,458
Fair value gain on financial assets	0	9,242	0
Interest income	3,005,047	5,287,209	3,882,757
Miscellaneous	0	390	533
Total revenue and other income	24,169,000	10,331,373	7,838,625
Expenses
Research & development and intellectual property expenses	(91,946,919)	(61,410,533)	(41,546,724)
Corporate administrative expenses	(9,579,329)	(8,644,503)	(8,852,615)
Net loss on foreign exchange	0	(1,529,309)	0
Finance costs	(67,896)	(37,078)	(30,594)
Net Changes in fair value of convertible note liability	(11,318)	(144,115)	(125,317)
Net change in fair value of derivative financial instrument	(1,868,101)	0	0
Loss before income tax expense	(79,304,563)	(61,434,165)	(42,716,625)
Income tax expense	0	0	0
Loss after income tax expense for the year	(79,304,563)	(61,434,165)	(42,716,625)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	(5,503,724)	14,384,243	(1,421,191)
Other comprehensive income/(loss) for the year, net of tax	(5,503,724)	14,384,243	(1,421,191)
Total comprehensive loss for the year	(84,808,287)	(47,049,922)	(44,137,816)
Loss for the year is attributable to:
Owners of Immutep Limited	(79,304,563)	(61,434,165)	(42,716,625)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited	$ (84,808,287)	$ (47,049,922)	$ (44,137,816)
Basic loss per share	$ (0.0539)	$ (0.0422)	$ (0.0356)
Diluted loss per share	$ (0.0539)	$ (0.0422)	$ (0.0356)